Financial Instruments - Fair Value of the Commodity Risk Management Assets and Liabilities by Classification Level (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Change in foreign exchange rates	$ (7)	$ 4	$ 16
Losses recognized in other comprehensive loss	75	126	(8)
Total gains (losses) included in earnings before income taxes	51	(694)	(255)
Level III | Recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity risk management assets and liabilities	(147)	(782)	159
Market price changes	525	80
Change in foreign exchange rates	16	12
Transfers out of Level III(1)	205	0
Level III | Recurring fair value measurement | Market price changes on existing contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(129)	(909)
Level III | Recurring fair value measurement | Market price changes on new contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	18	(124)
Level III | Non-recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Losses recognized in other comprehensive loss	(114)	(594)
Total gains (losses) included in earnings before income taxes	(237)	(389)
Unrealized gains (losses) included in earnings before income taxes relating to net assets (liabilities) held at year end	288	(309)
Level III | Hedge | Recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity risk management assets and liabilities	0	(347)	285
Market price changes	256	(38)
Change in foreign exchange rates	9	17
Transfers out of Level III(1)	205	0
Level III | Hedge | Recurring fair value measurement | Market price changes on existing contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(123)	(611)
Level III | Hedge | Recurring fair value measurement | Market price changes on new contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	0	0
Level III | Hedge | Non-recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Losses recognized in other comprehensive loss	(114)	(594)
Total gains (losses) included in earnings before income taxes	(256)	38
Unrealized gains (losses) included in earnings before income taxes relating to net assets (liabilities) held at year end	0	0
Level III | Non-hedge | Recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity risk management assets and liabilities	(147)	(435)	$ (126)
Market price changes	269	118
Change in foreign exchange rates	7	(5)
Transfers out of Level III(1)	0	0
Level III | Non-hedge | Recurring fair value measurement | Market price changes on existing contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	(6)	(298)
Level III | Non-hedge | Recurring fair value measurement | Market price changes on new contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Market price changes	18	(124)
Level III | Non-hedge | Non-recurring fair value measurement
Disclosure of risk management strategy related to hedge accounting [line items]
Losses recognized in other comprehensive loss	0	0
Total gains (losses) included in earnings before income taxes	19	(427)
Unrealized gains (losses) included in earnings before income taxes relating to net assets (liabilities) held at year end	$ 288	$ (309)